Equity Investment Measured at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income

	December 31, 2019	December 31, 2018
	RMB	RMB
China Pacific Insurance (Group) Co., Ltd.	185	139
Chengdu Huaqi Houpu Holding Co., Ltd.	191	114
Other items	546	485

	922	738